UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard Massachusetts
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	35
Liquidity Risk Management	37

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
Massachusetts Tax-Exempt Fund	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,018.30	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	7.8%
1 - 3 Years	2.5
3 - 5 Years	1.0
5 - 10 Years	10.6
10 - 20 Years	40.3
20 - 30 Years	33.1
Over 30 Years	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.5%)
Massachusetts (100.0%)
	Andover MA GO	4.000%	11/15/30	530	634
	Andover MA GO	4.000%	11/15/31	535	638
	Andover MA GO	4.000%	11/15/32	545	650
	Andover MA GO	4.000%	11/15/33	560	666
	Andover MA GO	4.000%	11/15/34	455	539
	Andover MA GO	4.000%	11/15/35	465	550
	Andover MA GO	4.000%	11/15/43	1,810	2,130
	Andover MA GO	4.000%	11/15/48	1,650	1,942
	Arlington MA GO	5.000%	12/1/29	1,535	1,941
	Arlington MA GO	4.000%	12/1/30	620	742
	Arlington MA GO	3.000%	9/1/34	2,155	2,424
	Attleboro MA GO	3.000%	2/15/32	605	664
	Attleboro MA GO	4.000%	2/15/49	4,000	4,593
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	518
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	552
[1,2]	Billerica MA GO TOB VRDO	0.050%	6/1/21	2,210	2,210
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	111
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,188
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	768
	Boston MA GO	5.000%	5/1/27	10	13
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,281
	Bourne MA GO	4.000%	11/15/30	530	618
	Bourne MA GO	4.000%	11/15/32	665	772
	Bourne MA GO	4.000%	11/15/34	805	931
	Bourne MA GO	4.000%	11/15/35	805	930
	Braintree MA GO	3.000%	6/1/33	1,865	2,079
	Braintree MA GO	3.000%	6/1/34	1,910	2,117
	Braintree MA GO	3.000%	6/1/36	1,790	1,972
	Braintree MA GO	3.000%	6/1/37	395	433
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	575
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,437

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,965
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,633
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,246
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,337
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,101
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,407
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,225
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	672
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,566
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,870
	Commonwealth of Massachusetts GO	5.250%	8/1/21	1,090	1,099
[3]	Commonwealth of Massachusetts GO	5.250%	8/1/21	765	772
	Commonwealth of Massachusetts GO	5.000%	5/1/30	555	604
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	693
[4]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,035	9,785
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,395
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	9,466
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,261
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	4,195
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,389
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,592
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	18,764
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,404
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,452
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	16,014
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	6,198
	Commonwealth of Massachusetts GO	4.000%	5/1/35	5,050	5,389
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,389
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,815
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	6,055
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	3,154
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,080	6,506
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,000	1,129
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,727
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,765
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	588
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,509
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	6,079
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	13,571
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	256
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	7,191
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,401
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	579
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,858
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,490
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,848
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,015	1,273
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	8,977
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,129
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,965
	Commonwealth of Massachusetts GO	4.000%	4/1/42	100	112
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	10,679
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,746
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,805	3,234

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,330
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,576
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	7,113
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,505
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,978
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	6,263
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,631
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,100	2,465
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	13,557
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,505	9,808
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,667
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,503
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,385	2,668
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	16,272
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	7,049
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,619
	Commonwealth of Massachusetts GO	3.000%	3/1/48	10,075	10,790
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	18,975
	Commonwealth of Massachusetts GO	5.000%	1/1/49	13,255	16,588
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,581
	Commonwealth of Massachusetts GO	2.000%	4/1/50	3,000	2,750
	Commonwealth of Massachusetts GO VRDO	0.010%	6/1/21	820	820
	Commonwealth of Massachusetts GO VRDO	0.050%	6/3/21	6,140	6,140
	Commonwealth of Massachusetts GO, Prere.	4.000%	8/1/21	5,000	5,032
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	388
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	4,457
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,483
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,830	26,054
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/30	1,700	1,932
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,722
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,273
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,834
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	9,405
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	9,885
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	18,543
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,251
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,523
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	11,423
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,760	3,412
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,570
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,455	19,612
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,965

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,697
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program), Prere.	5.000%	6/1/21	20	20
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,840	13,853
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	8,156
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,599
[6]	Dedham MA GO	5.000%	6/1/28	915	1,180
[6]	Dedham MA GO	5.000%	6/1/29	610	804
[6]	Dedham MA GO	4.000%	6/1/30	250	308
[6]	Dedham MA GO	3.000%	6/1/32	890	1,002
[6]	Dedham MA GO	3.000%	6/1/33	890	998
[6]	Dedham MA GO	3.000%	6/1/34	890	994
[6]	Dedham MA GO	3.000%	6/1/35	880	979
[6]	Dedham MA GO	3.000%	6/1/36	880	975
	Douglas MA GO	4.000%	2/15/30	1,170	1,336
	Douglas MA GO	4.000%	2/15/31	815	928
	Douglas MA GO	4.000%	2/15/32	1,220	1,386
	Easthampton MA GO	4.000%	6/1/29	1,895	2,258
	Easthampton MA GO	4.000%	6/1/30	2,130	2,523
	Easthampton MA GO	3.000%	6/1/37	1,190	1,295
	Easthampton MA GO	3.000%	6/1/38	1,895	2,057
	Easthampton MA GO	3.000%	6/1/39	70	76
	Fall River MA GO	5.000%	12/1/29	1,685	2,235
	Fall River MA GO	5.000%	12/1/30	1,395	1,839
	Fall River MA GO	5.000%	12/1/31	1,635	2,148
	Fall River MA GO	3.000%	12/1/36	2,265	2,488
	Fall River MA GO	3.000%	12/1/37	2,335	2,558
	Framingham MA GO	4.000%	12/1/33	1,010	1,193
	Harvard MA GO	3.000%	8/15/33	1,265	1,422
	Harvard MA GO	3.000%	8/15/35	1,260	1,412
	Lexington MA GO	3.625%	2/1/49	450	514
	Lincoln MA GO	3.125%	3/1/37	1,880	2,097
	Lincoln MA GO	3.250%	3/1/40	1,150	1,283
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,802
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,557
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,209
	Lowell MA GO	4.000%	9/1/30	1,935	2,331
	Lowell MA GO	3.000%	9/1/33	2,170	2,425
	Lowell MA GO	3.000%	9/1/34	2,215	2,470
	Ludlow MA GO	4.000%	2/1/29	825	967
	Ludlow MA GO	4.000%	2/1/30	855	1,001
	Ludlow MA GO	4.000%	2/1/31	685	799
	Ludlow MA GO	3.000%	2/1/34	220	240
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,175	12,518
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,241
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,347
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	6,223
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,389
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,237
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,573
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	345	428
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,295

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,789
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,574
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,337
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	6,196
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	2,082
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,579
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	6,195
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,727
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	21,878
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,000	16,861
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.030%	6/2/21	8,880	8,880
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.060%	6/2/21	950	950
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.060%	6/2/21	3,280	3,280
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/29	2,030	2,206
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/32	2,500	2,718
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,595	5,923
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,283
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,365
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/35	3,000	3,365
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	551
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,792
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/47	225	261
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,901
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,000	6,449
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,443
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,475	1,481
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	620	621
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	370	374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	977
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,106
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	28
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,088
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	739

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	116
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,983
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	305
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,412
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	416
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,479
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	666
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,433
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	121
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,650
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	964
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,927
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,100	1,298
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,140
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	320
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,992
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,110
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	5,123
[4]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,362
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	639
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,547
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,126
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	48

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	125	165
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	258
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	4,272
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,271
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	849
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	916
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	10,000	12,182
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	190
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	890
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,355
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	596
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	464
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	534
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,542
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	750
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,832
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,066
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	348
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,538
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	363
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	156
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	371
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,951
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,624
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	913
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	14,700	17,883
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,185
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	828
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,409

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,880
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	7,175	8,717
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,980
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	35	39
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,611
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	591
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,958
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	270	334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,317
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	764
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,681
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	663
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	608
[7]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	33,525	38,955
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	4,460	6,409
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,791
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,603
	Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	23
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	524
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	853
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	757
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	2,091
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,685
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,441
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,217
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,401
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,000	6,629

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	140
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,130
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,740	3,099
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	360
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,728
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	2,179
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,000	3,274
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	174
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	4,067
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	294
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,845	24,924
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,306
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	6,123
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,586
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	2,010
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	8,526
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	583
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,379
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,380	9,710
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	4,073
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	1,270	1,422
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,287
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,433
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,153
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	753
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	2,400	2,732
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,470	2,788
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,411
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	1,500	1,894

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	2,685	3,225
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,412
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,906
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	7,500	8,704
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,055	10,903
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,482
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,840
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	865	976
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	9,740	15,618
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,797
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	1,004
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	8,002
[8]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	8,328
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	14,965	18,444
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	4,775
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	13,640	16,015
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	6,950	7,679
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	6/1/21	3,900	3,900
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	6/1/21	5,900	5,900
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	6/1/21	10,720	10,720
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	6/1/21	2,780	2,780
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	90
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	320
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	7/1/22	2,435	2,558
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.250%	7/1/22	3,650	3,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,760	1,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	351
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	540	542

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	15	15
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	395	402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,090
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	772
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	459
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,693
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	488
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,927
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	542
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,394
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	3,025
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,750	2,761
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	2,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,980

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,700	3,375
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	377
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	469
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	4,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,639
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,020	2,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	2,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,250	1,269
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	7,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	293
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,679
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,628
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,500	1,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	2,176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,894

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	3,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,954
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,430	1,451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	341
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	4,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,895
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	280	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,250	1,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	9,137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	3,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	519
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	564
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	2,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	364

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	777
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,682
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,440	2,759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	4,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	661
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,840
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	9,090	10,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	250	298
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	7,971
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,265	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,191
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	4,500	5,777
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	635	831
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	5,860	7,252

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,070	1,397
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,990	2,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	15,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	9,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,005	5,633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,300	15,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	11,770	13,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	17
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,375	1,667
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	14,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,644
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,250	4,511
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	3,725	4,368
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	2,450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,185	6,151
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	4,150	4,698

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,230	6,681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,365	8,886
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	17,645	19,951
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	4,790	6,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	9,030	10,832
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	5,880	7,673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/3/21	8,755	8,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	20	20
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,152
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,478
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,751
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	560
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	355
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	382
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	348
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	6,088
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	906
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,110
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	918
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,623
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,389

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,386
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,429
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,724
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	1,033
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,490
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,615	4,113
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,250	8,076
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	636
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,331
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,763
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,455
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,770
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,173
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,990
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	2,076
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,207
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	9,214
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	572
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,938
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	8,295	9,145
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,222
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,350
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,580
[1,2]	Massachusetts GO TOB VRDO	0.050%	6/3/21	2,000	2,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	240
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,562
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	6/1/21	1,650	1,650
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	6/1/21	1,500	1,500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	6/3/21	2,500	2,500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	6/3/21	10,490	10,490

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.070%	6/3/21	4,765	4,765
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	21,815	21,815
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	15,345	15,345
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	6,700	6,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/2/21	31,100	31,100
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	6/1/21	3,995	3,995
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.020%	6/1/21	25,700	25,700
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	498
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	12/1/41	20	20
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	385	408
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	542
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	585	607
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	790
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,062
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	530	551
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	450	473
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,613
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,095	4,483
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	2,330	2,597
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,965	3,151
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,067
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,860
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,349
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,113
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	858
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	6/3/21	6,000	6,000
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	121
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,414
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,505	1,768
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,341
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	671
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,055	1,274

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,250	1,671
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	1,136
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,333
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	800
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	930
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	890
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	8,038
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	663
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	815
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	660
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,902
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,598
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	8,840	11,535
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	10,237
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/51	8,905	11,553
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,895
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,650	4,896
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/29	2,410	2,952
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,732
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	3,010	3,566
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,575
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,594
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,358
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,730
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	2,000	2,382
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	2,510	2,813
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	1,650	1,949
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	7,242
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	3,048
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	2,500	2,799
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,487
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,300	2,574
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,495	2,948
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	12,070	14,260
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/37	5,000	5,959
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/38	750	840
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,105	8,665
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	180	214
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	4,054
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	7,261
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/45	4,550	5,400
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,914
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	18,895	23,869
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,060	6,392
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,595	12,648
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	12,913
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	9,430	10,327
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	8,430	9,232
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	2,015	2,246
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	881
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	1,025

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	4,045
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	789
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	898
[8]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	5,222
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	5,157
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	31
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	12,896
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	709
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,701
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.050%	6/2/21	2,500	2,500
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,070	1,344
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	7,375	10,756
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,000	7,275
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	12,073
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,325	8,424
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,710	2,981
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,335
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	3,085
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	1,415	1,559
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	1,715	1,889
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	9,974
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	915	1,008
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	9,635	11,658
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,230	5,118
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/41	7,000	7,698
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	8,000	9,106
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	0.050%	6/2/21	4,200	4,200
	Massachusetts Water Resources Authority Water Revenue VRDO	0.050%	6/3/21	3,605	3,605
	Medford MA GO	3.000%	7/15/30	755	857
	Medford MA GO	3.000%	7/15/31	780	882
	Medford MA GO	3.000%	7/15/32	810	909
	Medford MA GO	3.000%	7/15/33	830	926
	Medford MA GO	3.000%	7/15/34	860	954
	Medford MA GO	3.000%	7/15/35	885	979
	Medford MA GO	3.000%	7/15/36	910	1,004
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	21
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,606
	Nantucket MA GO	4.000%	7/15/34	1,045	1,232
	Nantucket MA GO	4.000%	7/15/35	1,085	1,276
	Natick MA GO	4.000%	7/15/30	4,580	5,439
	Natick MA GO	4.000%	7/15/31	4,760	5,641
	Natick MA GO	4.000%	7/15/32	4,890	5,798
	Needham MA GO	4.000%	8/1/30	1,170	1,415
	Needham MA GO	3.000%	7/15/35	765	846
	New Bedford MA GO	3.000%	3/1/34	335	368
	New Bedford MA GO	3.000%	3/1/35	395	433

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Bedford MA GO	3.000%	3/1/37	235	256
	New Bedford MA GO	2.250%	9/1/43	825	828
	New Bedford MA GO	3.250%	3/1/44	885	961
	Newton MA GO	3.000%	4/1/33	3,440	3,751
	Pittsfield MA GO	4.000%	12/1/29	1,135	1,416
[6]	Plymouth MA GO	5.000%	5/1/29	1,805	2,366
[6]	Plymouth MA GO	5.000%	5/1/30	1,955	2,615
	Plymouth MA GO	3.000%	5/1/32	1,625	1,858
[6]	Plymouth MA GO	3.000%	5/1/33	2,020	2,295
	Plymouth MA GO	3.250%	5/1/34	460	512
[6]	Quincy MA GO	4.000%	6/1/29	1,145	1,415
[6]	Quincy MA GO	4.000%	6/1/30	1,195	1,496
[6]	Quincy MA GO	4.000%	6/1/31	1,235	1,537
	Quincy MA GO	4.000%	1/15/32	1,425	1,761
[6]	Quincy MA GO	3.000%	6/1/32	1,285	1,462
[6]	Quincy MA GO	3.000%	6/1/33	1,330	1,504
[6]	Quincy MA GO	3.000%	6/1/34	1,360	1,528
	Randolph MA GO	3.125%	9/15/32	1,065	1,185
	Randolph MA GO	3.125%	9/15/33	1,350	1,499
	Randolph MA GO	3.375%	9/15/35	830	931
	Randolph MA GO	3.375%	9/15/36	785	878
	Rowley MA GO	3.500%	7/15/43	1,625	1,810
	Salem MA GO	3.000%	9/15/34	620	692
	Salem MA GO	3.000%	9/15/35	585	651
	Salem MA GO	3.000%	9/15/36	605	672
	Saugus MA GO	3.000%	9/15/31	930	1,054
	Saugus MA GO	3.000%	9/15/32	800	900
	Saugus MA GO	3.000%	9/15/33	980	1,096
	Saugus MA GO	3.000%	9/15/35	135	149
	Saugus MA GO	3.000%	9/15/36	1,500	1,648
	Sharon MA GO	4.000%	2/15/31	5,875	7,138
	Sharon MA GO	3.000%	2/15/32	2,040	2,305
[6]	Somerville MA GO	5.000%	6/1/29	860	1,130
[6]	Somerville MA GO	4.000%	6/1/30	930	1,170
[6]	Somerville MA GO	4.000%	6/1/31	730	911
	Somerville MA GO	3.000%	6/1/32	1,050	1,199
[6]	Somerville MA GO	3.000%	6/1/33	750	853
	Springfield MA GO	5.000%	3/1/30	905	1,140
	Springfield MA GO	4.000%	3/1/31	1,250	1,486
	Springfield MA GO	4.000%	3/1/32	1,285	1,524
	Springfield MA GO	4.000%	3/1/44	2,950	3,364
[3]	Springfield MA GO	3.500%	3/1/47	210	233
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	182
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	417
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	392
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	421
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	480
	Stoughton MA GO	4.000%	10/15/31	3,865	4,575
	Stoughton MA GO	3.000%	10/15/32	1,920	2,124
	Stoughton MA GO	3.000%	10/15/35	370	407
	Taunton MA GO	4.000%	8/15/31	915	1,101
	Taunton MA GO	4.000%	8/15/33	775	930
	Tewksbury MA GO	3.000%	6/1/33	2,720	3,005
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,978

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	3,038
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	3,079
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	4,077
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,826
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,660
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	650	817
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,730
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,958
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,370
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	2,875	3,604
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	5,745	6,588
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	11,430	13,548
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,802
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	6,323
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	10,577
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	2,665	3,084
	Worcester MA GO	4.000%	1/15/32	2,365	2,682
	Worcester MA GO	3.000%	2/1/32	230	256
	Worcester MA GO	4.000%	1/15/33	2,190	2,479
	Worcester MA GO	3.000%	2/1/33	2,155	2,393
					2,676,049
Guam (0.1%)
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	265	301
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,098
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	839
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	332
					2,570
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	444	422
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	608
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	896
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,986	6,627
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	843
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	56
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	118
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	175	57

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	230	262
				11,070
Total Tax-Exempt Municipal Bonds (Cost $2,519,481)				2,689,689
Total Investments (100.5%) (Cost $2,519,481)				2,689,689
Other Assets and Liabilities—Net (-0.5%)				(14,141)
Net Assets (100%)				2,675,548
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $28,267,000, representing 1.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
7	Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	685	84,838	(22)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(194)	(28,121)	(117)
Ultra Long U.S. Treasury Bond	September 2021	(107)	(19,822)	(18)
				(135)
				(157)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,519,481)	2,689,689
Investment in Vanguard	93
Cash	1
Receivables for Accrued Income	30,606
Receivables for Capital Shares Issued	1,368
Other Assets	24
Total Assets	2,721,781
Liabilities
Payables for Investment Securities Purchased	43,329
Payables for Capital Shares Redeemed	1,517
Payables for Distributions	1,150
Payables to Vanguard	152
Variation Margin Payable—Futures Contracts	85
Total Liabilities	46,233
Net Assets	2,675,548
At May 31, 2021, net assets consisted of:

Paid-in Capital	2,497,478
Total Distributable Earnings (Loss)	178,070
Net Assets	2,675,548

Net Assets
Applicable to 233,456,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,675,548
Net Asset Value Per Share	$11.46

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	31,466
Total Income	31,466
Expenses
The Vanguard Group—Note B
Investment Advisory Services	107
Management and Administrative	1,454
Marketing and Distribution	100
Custodian Fees	6
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Total Expenses	1,675
Net Investment Income	29,791
Realized Net Gain (Loss)
Investment Securities Sold	6,999
Futures Contracts	2,090
Realized Net Gain (Loss)	9,089
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,686
Futures Contracts	(253)
Change in Unrealized Appreciation (Depreciation)	7,433
Net Increase (Decrease) in Net Assets Resulting from Operations	46,313

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,791	59,122
Realized Net Gain (Loss)	9,089	21,048
Change in Unrealized Appreciation (Depreciation)	7,433	52,878
Net Increase (Decrease) in Net Assets Resulting from Operations	46,313	133,048
Distributions
Total Distributions	(48,720)	(72,037)
Capital Share Transactions
Issued	317,026	579,908
Issued in Lieu of Cash Distributions	37,936	55,247
Redeemed	(171,470)	(435,418)
Net Increase (Decrease) from Capital Share Transactions	183,492	199,737
Total Increase (Decrease)	181,085	260,748
Net Assets
Beginning of Period	2,494,463	2,233,715
End of Period	2,675,548	2,494,463

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.47	$11.16	$10.45	$10.74	$10.47	$10.87
Investment Operations
Net Investment Income	.132[1]	.286[1]	.315[1]	.322[1]	.316[1]	.323
Net Realized and Unrealized Gain (Loss) on Investments	.076	.374	.711	(.290)	.324	(.383)
Total from Investment Operations	.208	.660	1.026	.032	.640	(.060)
Distributions
Dividends from Net Investment Income	(.132)	(.285)	(.316)	(.322)	(.317)	(.323)
Distributions from Realized Capital Gains	(.086)	(.065)	—	(.000)[2]	(.053)	(.017)
Total Distributions	(.218)	(.350)	(.316)	(.322)	(.370)	(.340)
Net Asset Value, End of Period	$11.46	$11.47	$11.16	$10.45	$10.74	$10.47
Total Return[3]	1.83%	6.03%	9.91%	0.31%	6.19%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,676	$2,494	$2,234	$1,805	$1,710	$1,459
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.55%	2.88%	3.04%	2.96%	2.91%
Portfolio Turnover Rate	20%	27%	31%	33%	18%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Massachusetts Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Massachusetts Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $93,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,689,689	—	2,689,689
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	157	—	—	157
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,520,657
Gross Unrealized Appreciation	169,888
Gross Unrealized Depreciation	(1,013)
Net Unrealized Appreciation (Depreciation)	168,875
E.	During the six months ended May 31, 2021, the fund purchased $738,954,000 of investment securities and sold $520,733,000 of investment securities, other than temporary cash investments.

Massachusetts Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $164,155,000 and $91,030,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	27,752	51,723
Issued in Lieu of Cash Distributions	3,324	4,921
Redeemed	(15,035)	(39,450)
Net Increase (Decrease) in Shares Outstanding	16,041	17,194
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Massachusetts Tax-Exempt Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Massachusetts Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1682 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference